JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 32.0%
Aerospace & Defense — 0.8%
Airbus SE (France)
3.15%, 4/10/2027 (a)	164	176
BAE Systems Holdings, Inc. (United Kingdom)
3.80%, 10/7/2024 (a)	45	49
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	200	192
5.80%, 10/11/2041 (a)	51	70
Boeing Co. (The)
1.17%, 2/4/2023	160	160
1.95%, 2/1/2024	185	189
1.43%, 2/4/2024	325	326
4.88%, 5/1/2025	125	139
2.75%, 2/1/2026	180	187
2.20%, 2/4/2026	200	201
2.70%, 2/1/2027	640	663
3.25%, 3/1/2028	224	235
5.15%, 5/1/2030	190	224
5.71%, 5/1/2040	175	222
L3Harris Technologies, Inc.
1.80%, 1/15/2031	220	212
Leidos, Inc.
2.30%, 2/15/2031	120	117
Lockheed Martin Corp.
4.50%, 5/15/2036	70	87
Northrop Grumman Corp.
3.20%, 2/1/2027	76	83
3.25%, 1/15/2028	50	54
5.15%, 5/1/2040	140	182
Precision Castparts Corp.
3.25%, 6/15/2025	30	32
Raytheon Technologies Corp.
3.20%, 3/15/2024	28	30
4.50%, 6/1/2042	80	98
4.15%, 5/15/2045	138	162
3.75%, 11/1/2046	80	89
4.35%, 4/15/2047	90	108

		4,287

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust
Series 2012-2, Class A Shares, 4.00%, 10/29/2024	16	16

Automobiles — 0.6%
BMW US Capital LLC (Germany)
2.25%, 9/15/2023 (a)	45	46
General Motors Co.
6.13%, 10/1/2025	130	152
Hyundai Capital America
1.15%, 11/10/2022 (a)	394	397
1.80%, 10/15/2025 (a)	140	141
1.30%, 1/8/2026 (a)	115	113
1.50%, 6/15/2026 (a)	45	45
3.00%, 2/10/2027 (a)	200	210
2.38%, 10/15/2027 (a)	130	132
1.80%, 1/10/2028 (a)	215	210
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (a)	481	511
4.35%, 9/17/2027 (a)	673	740
Stellantis Finance US, Inc.
2.69%, 9/15/2031 (a)	200	198
Volkswagen Group of America Finance LLC (Germany)
1.63%, 11/24/2027 (a)	200	198

		3,093

Banks — 5.6%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	200	222
AIB Group plc (Ireland)
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	250	268
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	200	221
2.55%, 2/13/2030 (a)	200	207
Banco Nacional de Panama (Panama)
2.50%, 8/11/2030 (a)	300	286
Banco Santander SA (Spain)
2.75%, 5/28/2025	200	210
1.85%, 3/25/2026	400	405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	199
2.75%, 12/3/2030	200	199
Bank of America Corp.
4.00%, 1/22/2025	114	124
Series L, 3.95%, 4/21/2025	92	100
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	100	107
4.45%, 3/3/2026	69	77
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	100	101
3.25%, 10/21/2027	236	255
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	260	286
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	646	700
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	280	311
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	525	531
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	313	319
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	150	145
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,158	1,118

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	206	206
Bank of Montreal (Canada)
1.85%, 5/1/2025	200	206
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	47	51
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (a)	254	265
1.60%, 10/4/2026 (a)	245	245
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	369	371
3.65%, 3/16/2025	200	215
BBVA USA
2.50%, 8/27/2024	250	262
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	293	301
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	232	228
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	349	346
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	320	335
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	320	310
BNZ International Funding Ltd. (New Zealand)
2.90%, 2/21/2022 (a)	250	253
Citigroup, Inc.
2.90%, 12/8/2021	100	100
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	90	96
4.40%, 6/10/2025	78	86
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	380	403
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	354	349
4.45%, 9/29/2027	210	239
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	200	221
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	250	275
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	75	82
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	74	83
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	220	247
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	625	631
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	50	57
8.13%, 7/15/2039	56	96
Citizens Financial Group, Inc.
2.85%, 7/27/2026	200	212
Comerica, Inc.
4.00%, 2/1/2029	150	171
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	450	496
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	650	663
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	400	394
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	480	482
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (c)	325	323
Fifth Third Bancorp
3.65%, 1/25/2024	90	96
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	229	241
4.38%, 11/23/2026	200	223
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200	198
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	300	297
6.50%, 9/15/2037	250	346
6.10%, 1/14/2042	120	173
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	210	211
3.95%, 3/29/2027	200	224
KeyCorp
4.15%, 10/29/2025	65	73
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	200	201
4.50%, 11/4/2024	220	242
4.58%, 12/10/2025	200	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	245	245

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	38	38
2.67%, 7/25/2022	80	82
2.05%, 7/17/2030	340	334
3.75%, 7/18/2039	515	580
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	255	251
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	220	230
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (a)	250	242
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	440	473
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	283	322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	440	467
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	200	213
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	200	229
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (a)	200	199
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	66	67
3.70%, 10/5/2023	300	319
4.65%, 1/27/2026	30	34
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	220	219
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	260	257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	215	214
3.00%, 1/22/2030 (a)	331	342
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	500	503
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	220	222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	245	241
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	45	45
3.10%, 1/17/2023	55	57
1.47%, 7/8/2025	212	214
3.01%, 10/19/2026	25	27
3.04%, 7/16/2029	345	365
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (a)	403	407
Truist Financial Corp.
2.70%, 1/27/2022	91	92
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200	199
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	200	223
US Bancorp
3.38%, 2/5/2024	120	128
7.50%, 6/1/2026	100	127
Wells Fargo & Co.
4.10%, 6/3/2026	24	27
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	900	966
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	255	262
5.38%, 11/2/2043	200	265
4.40%, 6/14/2046	47	56
4.75%, 12/7/2046	53	66
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	140	154
4.42%, 7/24/2039	100	118

		28,560

Beverages — 0.7%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	571	690
4.90%, 2/1/2046	260	320
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	120	145
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150	175
4.35%, 6/1/2040	225	262
4.44%, 10/6/2048	130	152
4.75%, 4/15/2058	95	116
4.60%, 6/1/2060	105	126
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	155	159
1.85%, 9/1/2032	215	203

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Constellation Brands, Inc.
4.40%, 11/15/2025	50	56
2.88%, 5/1/2030	420	437
5.25%, 11/15/2048	25	33
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	350	354
Fomento Economico Mexicano SAB de CV (Mexico)
3.50%, 1/16/2050	260	270
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	30	33
3.43%, 6/15/2027	20	22
4.99%, 5/25/2038	43	54
4.42%, 12/15/2046	64	77
5.09%, 5/25/2048	60	80

		3,764

Biotechnology — 0.7%
AbbVie, Inc.
3.45%, 3/15/2022	52	52
2.80%, 3/15/2023	100	103
3.85%, 6/15/2024	42	45
3.20%, 11/21/2029	516	556
4.50%, 5/14/2035	100	120
4.05%, 11/21/2039	510	586
4.40%, 11/6/2042	370	442
4.85%, 6/15/2044	200	252
Amgen, Inc.
2.20%, 2/21/2027	120	124
Baxalta, Inc.
3.60%, 6/23/2022	7	7
5.25%, 6/23/2045	3	4
Biogen, Inc.
2.25%, 5/1/2030	289	288
3.15%, 5/1/2050	75	71
Gilead Sciences, Inc.
2.60%, 10/1/2040	310	295
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	460	438

		3,383

Building Products — 0.1%
Lennox International, Inc.
1.35%, 8/1/2025	540	540
Masco Corp.
2.00%, 10/1/2030	90	87
6.50%, 8/15/2032	80	106

		733

Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)
3.30%, 8/23/2029	38	42
Blackstone Holdings Finance Co. LLC
4.45%, 7/15/2045 (a)	21	26
Blackstone Secured Lending Fund
3.65%, 7/14/2023	200	209
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55	61
4.85%, 3/29/2029	54	64
4.70%, 9/20/2047	44	53
Charles Schwab Corp. (The)
3.20%, 3/2/2027	100	109
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	350	369
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	259
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	250	255
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	510	498
Daiwa Securities Group, Inc. (Japan)
3.13%, 4/19/2022 (a)	49	50
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	100	100
3.30%, 11/16/2022	100	103
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	380	390
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	205	208
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	100	107
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	137	146
4.25%, 10/21/2025	105	116
3.50%, 11/16/2026	142	153
3.85%, 1/26/2027	45	49
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	742	817
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	100	113
2.60%, 2/7/2030	400	412
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	95	94
6.75%, 10/1/2037	80	115
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	400	460
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	215	258
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	59	63
Jefferies Group LLC
6.45%, 6/8/2027	81	101
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	100	110
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	200	198
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	210	208
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	220	259
Morgan Stanley
2.63%, 11/17/2021	170	170
4.10%, 5/22/2023	100	106
3.70%, 10/23/2024	69	75
5.00%, 11/24/2025	70	80

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	980	1,011
4.35%, 9/8/2026	20	23
3.63%, 1/20/2027	140	154
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	222	243
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	96	106
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	159	184
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	280	267
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	265	277
4.30%, 1/27/2045	85	104
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	212	221
2.68%, 7/16/2030	200	202
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	29	31
Nuveen LLC
4.00%, 11/1/2028 (a)	160	182
S&P Global, Inc.
3.25%, 12/1/2049	150	161
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	17	17
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	400	442
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	200	198
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	250	243

		11,072

Chemicals — 0.7%
Air Products and Chemicals, Inc.
1.85%, 5/15/2027	310	319
Albemarle Corp.
5.45%, 12/1/2044	50	64
Celanese US Holdings LLC
3.50%, 5/8/2024	151	161
Chevron Phillips Chemical Co. LLC
5.13%, 4/1/2025 (a)	485	550
Dow Chemical Co. (The)
4.55%, 11/30/2025	14	16
DuPont de Nemours, Inc.
5.32%, 11/15/2038	595	767
Eastman Chemical Co.
4.50%, 12/1/2028	220	253
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	190	190
3.27%, 11/15/2040 (a)	110	114
5.00%, 9/26/2048	52	67
3.47%, 12/1/2050 (a)	85	89
LYB International Finance III LLC
1.25%, 10/1/2025	80	80
3.38%, 5/1/2030	235	255
3.63%, 4/1/2051	245	258
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70	78
4.20%, 4/1/2029	25	28
4.13%, 3/15/2035	90	102
5.00%, 4/1/2049	40	53
Union Carbide Corp.
7.75%, 10/1/2096	75	134

		3,578

Commercial Services & Supplies — 0.1%
Brambles USA, Inc. (Australia)
4.13%, 10/23/2025 (a)	70	77
Ford Foundation (The)
Series 2020, 2.82%, 6/1/2070	90	89
Republic Services, Inc.
1.45%, 2/15/2031	230	216

		382

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	360	373
2.35%, 1/15/2032	270	264

		637

Construction Materials — 0.0% (b)
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52	57
3.50%, 12/15/2027	100	110

		167

Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.45%, 12/16/2021	150	151
4.50%, 9/15/2023	600	640
2.88%, 8/14/2024	150	156
1.75%, 1/30/2026	150	148
American Express Co.
4.20%, 11/6/2025	150	169
American Honda Finance Corp.
2.30%, 9/9/2026	17	18
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	155	157
2.88%, 2/15/2025 (a)	275	283
5.50%, 1/15/2026 (a)	395	443
2.13%, 2/21/2026 (a)	160	158
4.25%, 4/15/2026 (a)	245	264
4.38%, 5/1/2026 (a)	150	162
2.53%, 11/18/2027 (a)	1,301	1,279
Capital One Financial Corp.
4.20%, 10/29/2025	40	44
3.75%, 7/28/2026	196	215
General Motors Financial Co., Inc.
1.25%, 1/8/2026	467	461
4.35%, 1/17/2027	113	127
2.35%, 1/8/2031	312	306
2.70%, 6/10/2031	205	204

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	475	496
5.50%, 2/15/2024 (a)	23	25

		5,906

Containers & Packaging — 0.1%
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	284	284
Packaging Corp. of America
4.05%, 12/15/2049	155	180
WRKCo, Inc.
3.00%, 9/15/2024	80	85
3.90%, 6/1/2028	35	39

		588

Diversified Consumer Services — 0.0% (b)
Pepperdine University
Series 2020, 3.30%, 12/1/2059	110	114
University of Southern California
Series A, 3.23%, 10/1/2120	110	111

		225

Diversified Financial Services — 0.5%
AIG Global Funding
1.90%, 10/6/2021 (a)	100	100
CK Hutchison International 16 Ltd. (United Kingdom)
1.88%, 10/3/2021 (a)	200	200
GE Capital Funding LLC
4.40%, 5/15/2030	445	515
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	600	719
GTP Acquisition Partners I LLC
3.48%, 6/16/2025 (a)	67	71
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (a)	475	477
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	200	204
ORIX Corp. (Japan)
2.90%, 7/18/2022	40	41
3.25%, 12/4/2024	100	107
3.70%, 7/18/2027	100	111

		2,545

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
2.30%, 6/1/2027	520	538
1.65%, 2/1/2028	55	55
2.25%, 2/1/2032	430	419
3.50%, 6/1/2041	154	158
3.10%, 2/1/2043	645	618
3.50%, 9/15/2053	381	377
Deutsche Telekom International Finance BV (Germany)
4.88%, 3/6/2042 (a)	150	188
Verizon Communications, Inc.
2.10%, 3/22/2028	405	411
3.15%, 3/22/2030	40	43
1.68%, 10/30/2030	75	71
2.36%, 3/15/2032 (a)	12	12
4.50%, 8/10/2033	125	149
4.40%, 11/1/2034	209	248
4.27%, 1/15/2036	85	100
2.65%, 11/20/2040	260	244
4.86%, 8/21/2046	134	171
4.67%, 3/15/2055	340	425
2.99%, 10/30/2056	82	76

		4,303

Electric Utilities — 1.7%
AEP Transmission Co. LLC
3.15%, 9/15/2049	35	36
Alabama Power Co.
6.13%, 5/15/2038	62	87
Avangrid, Inc.
3.15%, 12/1/2024	72	77
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	47	51
2.90%, 6/15/2050	110	109
CenterPoint Energy Houston Electric LLC
3.95%, 3/1/2048	10	12
Series AD, 2.90%, 7/1/2050	200	202
China Southern Power Grid International Finance BVI Co. Ltd. (China)
3.50%, 5/8/2027 (a)	200	217
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	95	102
4.55%, 11/15/2030 (a)	65	76
Commonwealth Edison Co.
3.65%, 6/15/2046	30	33
Duke Energy Corp.
2.65%, 9/1/2026	100	105
3.40%, 6/15/2029	61	66
Duke Energy Indiana LLC
3.75%, 5/15/2046	60	67
Duke Energy Ohio, Inc.
3.70%, 6/15/2046	46	51
Duke Energy Progress LLC
3.70%, 10/15/2046	54	60
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	160	172
2.53%, 10/1/2030 (a)	210	208
Edison International
3.55%, 11/15/2024	284	301
Emera US Finance LP (Canada)
4.75%, 6/15/2046	130	153
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (a)	220	244
Entergy Arkansas LLC
3.50%, 4/1/2026	22	24
Entergy Corp.
2.95%, 9/1/2026	21	22
Entergy Louisiana LLC
2.40%, 10/1/2026	59	61
3.05%, 6/1/2031	38	40
4.00%, 3/15/2033	40	46
2.90%, 3/15/2051	130	128

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entergy Mississippi LLC
3.85%, 6/1/2049	135	153
Evergy Metro, Inc.
3.15%, 3/15/2023	24	25
5.30%, 10/1/2041	50	66
4.20%, 3/15/2048	50	60
Evergy, Inc.
2.90%, 9/15/2029	170	178
Florida Power & Light Co.
5.40%, 9/1/2035	50	66
Fortis, Inc. (Canada)
3.06%, 10/4/2026	124	133
Hydro-Quebec (Canada)
Series IO, 8.05%, 7/7/2024	100	120
ITC Holdings Corp.
2.70%, 11/15/2022	100	102
2.95%, 5/14/2030 (a)	100	105
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	40	44
6.15%, 6/1/2037	30	40
Massachusetts Electric Co.
4.00%, 8/15/2046 (a)	56	61
MidAmerican Energy Co.
3.50%, 10/15/2024	59	63
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/2028 (a)	40	45
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	100	112
New England Power Co. (United Kingdom)
3.80%, 12/5/2047 (a)	45	49
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	27	30
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	19	20
1.96%, 6/27/2030 (a)	250	243
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	185	188
2.45%, 12/2/2027 (a)	210	213
4.45%, 6/15/2029 (a)	110	122
OGE Energy Corp.
0.70%, 5/26/2023	135	135
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	165	165
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	25	31
3.10%, 9/15/2049	215	225
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	330	331
1.75%, 6/16/2022	320	320
1.37%, 3/10/2023	305	304
3.45%, 7/1/2025	145	151
2.95%, 3/1/2026	90	92
3.75%, 8/15/2042 (d)	33	30
4.30%, 3/15/2045	55	54
4.00%, 12/1/2046	230	222
PECO Energy Co.
2.80%, 6/15/2050	100	98
Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	19	20
Potomac Electric Power Co.
6.50%, 11/15/2037	75	109
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	175	248
Public Service Electric and Gas Co.
3.00%, 5/15/2025	83	89
5.38%, 11/1/2039	28	37
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53	56
Series B, 3.65%, 3/1/2028	80	87
Series 05-B, 5.55%, 1/15/2036	80	98
4.05%, 3/15/2042	100	106
Tampa Electric Co.
4.45%, 6/15/2049	100	124
Toledo Edison Co. (The)
6.15%, 5/15/2037	50	69
Union Electric Co.
2.95%, 6/15/2027	36	38
Virginia Electric and Power Co.
6.35%, 11/30/2037	70	100

		8,327

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	8	8
3.25%, 9/8/2024	44	47
3.88%, 1/12/2028	22	24
Corning, Inc.
5.35%, 11/15/2048	110	150
3.90%, 11/15/2049	174	194

		423

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC
3.14%, 11/7/2029	180	193
4.49%, 5/1/2030	115	135
Baker Hughes Holdings LLC
5.13%, 9/15/2040	40	51
Halliburton Co.
3.80%, 11/15/2025	4	4
4.85%, 11/15/2035	30	35
6.70%, 9/15/2038	60	83
NOV, Inc.
3.60%, 12/1/2029	200	210
Schlumberger Finance Canada Ltd.
1.40%, 9/17/2025	300	303
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	55	59
3.90%, 5/17/2028 (a)	62	68

		1,141

Entertainment — 0.0% (b)
Walt Disney Co. (The)
7.30%, 4/30/2028	150	198

Equity Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23	25

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.00%, 5/18/2032	240	232
1.88%, 2/1/2033	140	132
4.00%, 2/1/2050	125	145
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	100	109
2.85%, 2/1/2030	190	195
American Tower Corp.
5.00%, 2/15/2024	71	78
3.38%, 10/15/2026	44	48
1.50%, 1/31/2028	325	315
2.10%, 6/15/2030	150	147
1.88%, 10/15/2030	275	264
3.70%, 10/15/2049	230	249
3.10%, 6/15/2050	130	127
2.95%, 1/15/2051	85	80
Boston Properties LP
3.13%, 9/1/2023	30	31
3.20%, 1/15/2025	61	65
3.65%, 2/1/2026	67	73
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50	53
3.85%, 2/1/2025	50	54
2.25%, 4/1/2028	200	203
2.50%, 8/16/2031	105	103
Corporate Office Properties LP
2.25%, 3/15/2026	470	482
2.75%, 4/15/2031	326	329
Crown Castle International Corp.
4.00%, 3/1/2027	24	27
2.25%, 1/15/2031	295	288
Digital Realty Trust LP
3.70%, 8/15/2027	31	34
Duke Realty LP
3.25%, 6/30/2026	18	19
2.88%, 11/15/2029	95	100
Equinix, Inc.
2.90%, 11/18/2026	285	302
2.00%, 5/15/2028	463	462
Essex Portfolio LP
1.65%, 1/15/2031	200	186
2.65%, 3/15/2032	145	147
GAIF Bond Issuer Pty. Ltd. (Australia)
3.40%, 9/30/2026 (a)	79	85
Goodman US Finance Three LLC (Australia)
3.70%, 3/15/2028 (a)	43	47
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	310	326
2.00%, 3/15/2031	160	153
Healthpeak Properties, Inc.
3.50%, 7/15/2029	132	144
3.00%, 1/15/2030	90	95
Life Storage LP
4.00%, 6/15/2029	150	168
2.20%, 10/15/2030	300	297
2.40%, 10/15/2031	125	124
Mid-America Apartments LP
3.95%, 3/15/2029	230	259
1.70%, 2/15/2031	150	142
National Retail Properties, Inc.
3.60%, 12/15/2026	58	63
4.30%, 10/15/2028	150	170
Office Properties Income Trust
4.00%, 7/15/2022	78	80
2.40%, 2/1/2027	255	252
3.45%, 10/15/2031	130	127
Prologis LP
2.25%, 4/15/2030	20	20
2.13%, 10/15/2050	150	128
Realty Income Corp.
3.88%, 7/15/2024	20	22
3.88%, 4/15/2025	60	66
3.25%, 1/15/2031	170	184
Regency Centers LP
2.95%, 9/15/2029	215	226
Sabra Health Care LP
3.20%, 12/1/2031	210	206
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	170	181
SITE Centers Corp.
3.63%, 2/1/2025	61	65
UDR, Inc.
2.95%, 9/1/2026	28	30
3.20%, 1/15/2030	150	161
3.00%, 8/15/2031	25	26
2.10%, 8/1/2032	160	153
1.90%, 3/15/2033	240	223
Ventas Realty LP
4.13%, 1/15/2026	9	10
3.25%, 10/15/2026	25	27
3.85%, 4/1/2027	49	54
Vornado Realty LP
3.50%, 1/15/2025	60	64
Welltower, Inc.
2.70%, 2/15/2027	63	67
3.10%, 1/15/2030	85	90
6.50%, 3/15/2041	125	179
WP Carey, Inc.
4.25%, 10/1/2026	245	275
2.25%, 4/1/2033	180	172

		10,265

Food & Staples Retailing — 0.4%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	170	166
1.30%, 2/10/2028 (a)	137	132
2.50%, 2/10/2041 (a)	139	128
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (a)	90	94
3.44%, 5/13/2041 (a)	250	257
3.80%, 1/25/2050 (a)	230	246
3.63%, 5/13/2051 (a)	280	289
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	65	82
5.93%, 1/10/2034 (a)	71	86
Series 2013, 4.70%, 1/10/2036 (a)	152	172

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kroger Co. (The)
2.20%, 5/1/2030	500	503
5.40%, 7/15/2040	18	23

		2,178

Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
4.00%, 5/17/2051 (a)	290	312
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	400	405
Campbell Soup Co.
3.13%, 4/24/2050	47	45
Cargill, Inc.
3.25%, 3/1/2023 (a)	25	26
Conagra Brands, Inc.
5.30%, 11/1/2038	35	45
5.40%, 11/1/2048	105	139
General Mills, Inc.
3.00%, 2/1/2051 (a)	100	100
McCormick & Co., Inc.
2.50%, 4/15/2030	342	350
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	27	30
Smithfield Foods, Inc.
5.20%, 4/1/2029 (a)	160	184
3.00%, 10/15/2030 (a)	380	382
Tyson Foods, Inc.
4.88%, 8/15/2034	20	25
5.15%, 8/15/2044	90	116
4.55%, 6/2/2047	100	123

		2,282

Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	105	105
4.13%, 10/15/2044	50	58
4.13%, 3/15/2049	155	180
Boston Gas Co.
4.49%, 2/15/2042 (a)	22	25
Brooklyn Union Gas Co. (The)
4.27%, 3/15/2048 (a)	80	90
ONE Gas, Inc.
2.00%, 5/15/2030	200	196
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	200	217
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	195	200
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53	75
4.80%, 3/15/2047 (a)	26	32
Southwest Gas Corp.
3.80%, 9/29/2046	44	47

		1,225

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.75%, 11/30/2036	130	165
Becton Dickinson and Co.
4.67%, 6/6/2047	160	200
Boston Scientific Corp.
4.00%, 3/1/2029	101	114
4.55%, 3/1/2039	100	123
DH Europe Finance II SARL
3.25%, 11/15/2039	184	196
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	27	28

		826

Health Care Providers & Services — 1.0%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 6/15/2030	130	132
Anthem, Inc.
3.30%, 1/15/2023	18	19
3.35%, 12/1/2024	70	75
4.10%, 3/1/2028	55	62
4.65%, 1/15/2043	18	22
4.65%, 8/15/2044	65	80
Ascension Health
Series B, 2.53%, 11/15/2029	190	199
Children’s Hospital
Series 2020, 2.93%, 7/15/2050	180	178
Cigna Corp.
4.50%, 2/25/2026	127	143
CommonSpirit Health
1.55%, 10/1/2025	145	146
2.78%, 10/1/2030	145	149
3.91%, 10/1/2050	140	153
CVS Health Corp.
4.30%, 3/25/2028	21	24
5.05%, 3/25/2048	323	416
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	390	386
Series 2020, 2.88%, 9/1/2050	230	228
HCA, Inc.
5.25%, 6/15/2026	340	390
5.13%, 6/15/2039	125	155
5.50%, 6/15/2047	245	318
Memorial Health Services
3.45%, 11/1/2049	245	272
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	80	86
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/1/2048	83	91
MultiCare Health System
2.80%, 8/15/2050	120	119
Providence St Joseph Health Obligated Group
Series H, 2.75%, 10/1/2026	36	38
Quest Diagnostics, Inc.
3.45%, 6/1/2026	17	18
2.80%, 6/30/2031	95	100
Texas Health Resources
2.33%, 11/15/2050	140	124
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34	42
3.50%, 8/15/2039	160	177
3.25%, 5/15/2051	140	148

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	170	171
2.65%, 1/15/2032 (a)	210	208
Yale-New Haven Health Services Corp.
Series 2020, 2.50%, 7/1/2050	200	185

		5,054

Hotels, Restaurants & Leisure — 0.0% (b)
McDonald’s Corp.
4.70%, 12/9/2035	60	74
Starbucks Corp.
2.55%, 11/15/2030	170	175

		249

Household Durables — 0.0% (b)
Lennar Corp.
4.50%, 4/30/2024	95	103

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust
1.84%, 11/15/2023 (a)	200	204
Exelon Generation Co. LLC
3.40%, 3/15/2022	50	51
4.25%, 6/15/2022	38	39
3.25%, 6/1/2025	250	266
6.25%, 10/1/2039	100	128
5.75%, 10/1/2041	144	175
Southern Power Co.
5.15%, 9/15/2041	50	61
Tri-State Generation and Transmission Association, Inc.
4.25%, 6/1/2046	25	28

		952

Industrial Conglomerates — 0.2%
General Electric Co.
3.45%, 5/1/2027	105	115
3.63%, 5/1/2030	160	178
Honeywell International, Inc.
2.50%, 11/1/2026	150	159
Roper Technologies, Inc.
1.40%, 9/15/2027	350	346
2.00%, 6/30/2030	160	157

		955

Insurance —1.1%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	200	211
3.90%, 4/6/2028 (a)	210	232
3.60%, 4/9/2029 (a)	200	219
American Financial Group, Inc.
3.50%, 8/15/2026	100	109
American International Group, Inc.
3.88%, 1/15/2035	180	203
Assurant, Inc.
4.20%, 9/27/2023	85	90
Athene Global Funding
0.95%, 1/8/2024 (a)	490	493
2.75%, 6/25/2024 (a)	155	163
1.45%, 1/8/2026 (a)	370	371
2.95%, 11/12/2026 (a)	410	437
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	62	75
Brown & Brown, Inc.
2.38%, 3/15/2031	460	459
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42	43
2.70%, 3/13/2023	120	124
CNA Financial Corp.
3.95%, 5/15/2024	44	47
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	200	217
F&G Global Funding
1.75%, 6/30/2026 (a)	185	186
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/2077 (a)	21	27
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	120	120
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/2043	70	83
Intact US Holdings, Inc.
4.60%, 11/9/2022	100	104
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	87	95
3.05%, 4/29/2026 (a)	104	111
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	27	31
3.95%, 10/15/2050 (a)	207	230
Lincoln National Corp.
4.20%, 3/15/2022	20	20
4.00%, 9/1/2023	50	54
Manulife Financial Corp. (Canada)
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	100	110
Markel Corp.
3.63%, 3/30/2023	40	42
MetLife, Inc.
4.13%, 8/13/2042	28	33
New York Life Global Funding
2.35%, 7/14/2026 (a)	65	68
New York Life Insurance Co.
4.45%, 5/15/2069 (a)	105	131
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (a)	195	196
Pacific Life Insurance Co.
(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	134	152
Principal Financial Group, Inc.
3.13%, 5/15/2023	30	31
3.70%, 5/15/2029	30	34
Prudential Financial, Inc.
3.91%, 12/7/2047	61	71
Prudential Insurance Co. of America (The)
8.30%, 7/1/2025 (a)	150	185

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (a)	105	112
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (a)	50	60

		5,779

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.88%, 8/22/2037	80	94
eBay, Inc.
2.60%, 5/10/2031	830	847

		941

IT Services — 0.1%
CGI, Inc. (Canada)
2.30%, 9/14/2031 (a)	370	360
Fiserv, Inc.
3.20%, 7/1/2026	70	76
4.40%, 7/1/2049	65	77
Global Payments, Inc.
4.15%, 8/15/2049	140	157

		670

Leisure Products — 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	332	367

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	30	32
2.00%, 10/15/2031	330	323

		355

Machinery — 0.1%
nVent Finance SARL (United Kingdom)
4.55%, 4/15/2028	75	82
Otis Worldwide Corp.
2.57%, 2/15/2030	280	288
Parker-Hannifin Corp.
4.45%, 11/21/2044	30	36
4.10%, 3/1/2047	21	24
Xylem, Inc.
2.25%, 1/30/2031	110	110

		540

Media — 0.8%
Charter Communications Operating LLC
3.75%, 2/15/2028	245	268
2.25%, 1/15/2029 (g)	195	195
5.38%, 4/1/2038	38	46
3.50%, 3/1/2042 (g)	195	191
4.80%, 3/1/2050	240	269
3.70%, 4/1/2051	445	433
Comcast Cable Holdings LLC
10.13%, 4/15/2022	75	79
Comcast Corp.
3.55%, 5/1/2028	66	73
1.95%, 1/15/2031	170	167
4.25%, 1/15/2033	167	196
4.20%, 8/15/2034	89	104
3.90%, 3/1/2038	32	36
3.25%, 11/1/2039	130	137
3.75%, 4/1/2040	160	181
4.00%, 11/1/2049	52	60
2.89%, 11/1/2051 (a)	186	178
2.94%, 11/1/2056 (a)	101	95
2.99%, 11/1/2063 (a)	263	247
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	67	72
1.80%, 10/1/2030 (a)	235	224
2.95%, 10/1/2050 (a)	180	169
Discovery Communications LLC
5.20%, 9/20/2047	80	100
4.00%, 9/15/2055	124	129
Time Warner Cable LLC
6.55%, 5/1/2037	50	67
7.30%, 7/1/2038	50	72
5.50%, 9/1/2041	100	123
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	90	134
ViacomCBS, Inc.
3.70%, 8/15/2024	46	49
4.00%, 1/15/2026	42	46
2.90%, 1/15/2027	53	56
5.85%, 9/1/2043	110	151

		4,347

Metals & Mining — 0.5%
Anglo American Capital plc (South Africa)
4.00%, 9/11/2027 (a)	200	220
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	112	118
1.63%, 9/1/2025 (a)	296	297
2.50%, 9/1/2030 (a)	750	735
Nucor Corp.
2.98%, 12/15/2055 (a)	30	29
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	600	598
Steel Dynamics, Inc.
1.65%, 10/15/2027	126	125
3.45%, 4/15/2030	177	190
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	210	280
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	130	134

		2,726

Multiline Retail — 0.2%
Dollar General Corp.
4.13%, 5/1/2028	55	62
Kohl’s Corp.
3.38%, 5/1/2031	402	414
Nordstrom, Inc.
4.25%, 8/1/2031	300	304

		780

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.25%, 3/15/2050	185	197

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CenterPoint Energy, Inc.
1.45%, 6/1/2026	230	230
CMS Energy Corp.
3.88%, 3/1/2024	110	116
2.95%, 2/15/2027	47	50
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38	51
4.50%, 5/15/2058	54	66
Consumers Energy Co.
3.25%, 8/15/2046	19	20
Delmarva Power & Light Co.
4.15%, 5/15/2045	50	59
Dominion Energy, Inc.
Series B, 2.75%, 9/15/2022	60	61
New York State Electric & Gas Corp.
3.25%, 12/1/2026 (a)	50	54
NiSource, Inc.
2.95%, 9/1/2029	85	89
1.70%, 2/15/2031	190	178
San Diego Gas & Electric Co.
5.35%, 5/15/2035	70	90
Sempra Energy
4.05%, 12/1/2023	62	66
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	19	20
3.25%, 6/15/2026	17	18
5.88%, 3/15/2041	96	132
4.40%, 6/1/2043	42	49
3.95%, 10/1/2046	21	23
WEC Energy Group, Inc.
3.55%, 6/15/2025	37	40

		1,609

Oil, Gas & Consumable Fuels — 3.1%
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (a)	120	130
4.25%, 7/15/2027 (a)	73	83
Boardwalk Pipelines LP
4.80%, 5/3/2029	70	80
3.40%, 2/15/2031	170	179
BP Capital Markets America, Inc.
3.02%, 1/16/2027	35	38
2.77%, 11/10/2050	130	120
2.94%, 6/4/2051	205	193
3.00%, 3/17/2052	135	129
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	15	16
3.28%, 9/19/2027	259	284
Buckeye Partners LP
5.85%, 11/15/2043	100	100
Cameron LNG LLC
3.70%, 1/15/2039 (a)	188	208
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	200	217
Chevron Corp.
2.41%, 3/3/2022	150	151
2.57%, 5/16/2023	200	206
Chevron USA, Inc.
3.25%, 10/15/2029	110	120
6.00%, 3/1/2041	114	166
Cimarex Energy Co.
3.90%, 5/15/2027	235	257
ConocoPhillips
3.75%, 10/1/2027 (a)	135	151
2.40%, 2/15/2031 (a)	130	132
Diamondback Energy, Inc.
4.75%, 5/31/2025	550	615
3.25%, 12/1/2026	145	155
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049 (a)	137	149
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28	30
4.13%, 1/16/2025	33	34
5.38%, 6/26/2026	39	43
Enable Midstream Partners LP
4.95%, 5/15/2028	40	45
4.15%, 9/15/2029	102	110
Energy Transfer LP
4.75%, 1/15/2026	242	270
3.90%, 7/15/2026	24	26
5.50%, 6/1/2027	90	106
6.05%, 6/1/2041	100	124
6.10%, 2/15/2042	60	74
6.00%, 6/15/2048	235	298
5.00%, 5/15/2050	815	940
Eni USA, Inc. (Italy)
7.30%, 11/15/2027	50	65
Enterprise Products Operating LLC
3.90%, 2/15/2024	25	27
3.70%, 2/15/2026	38	42
7.55%, 4/15/2038	86	131
4.45%, 2/15/2043	87	100
5.10%, 2/15/2045	16	20
3.20%, 2/15/2052	50	48
4.95%, 10/15/2054	6	8
EQM Midstream Partners LP
5.50%, 7/15/2028	130	143
EQT Corp.
3.90%, 10/1/2027	60	65
Equinor ASA (Norway)
3.25%, 11/10/2024	23	25
2.88%, 4/6/2025	145	154
Exxon Mobil Corp.
3.00%, 8/16/2039	405	419
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	185	188
4.32%, 12/30/2039 (a)	130	134
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (a)	250	249
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	135	138
2.60%, 10/15/2025 (a)	165	169
3.45%, 10/15/2027 (a)	372	392
Hess Corp.
6.00%, 1/15/2040	67	86

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HollyFrontier Corp.
2.63%, 10/1/2023	255	264
5.88%, 4/1/2026	138	158
Kinder Morgan, Inc.
2.00%, 2/15/2031	140	135
3.25%, 8/1/2050	170	164
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (a)	200	201
3.10%, 7/15/2031 (a)	200	203
Magellan Midstream Partners LP
3.20%, 3/15/2025	14	15
6.40%, 5/1/2037	70	92
Marathon Petroleum Corp.
4.50%, 5/1/2023	213	225
3.63%, 9/15/2024	8	9
4.70%, 5/1/2025	149	166
MPLX LP
4.50%, 7/15/2023	213	225
4.80%, 2/15/2029	261	303
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	215	220
ONEOK Partners LP
3.38%, 10/1/2022	8	8
5.00%, 9/15/2023	72	77
6.65%, 10/1/2036	15	20
ONEOK, Inc.
2.20%, 9/15/2025	250	255
3.40%, 9/1/2029	60	64
Phillips 66 Partners LP
3.15%, 12/15/2029	95	99
4.90%, 10/1/2046	37	44
Pioneer Natural Resources Co.
1.90%, 8/15/2030	270	258
Plains All American Pipeline LP
4.65%, 10/15/2025	235	260
5.15%, 6/1/2042	120	135
4.30%, 1/31/2043	30	31
4.70%, 6/15/2044	110	118
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	235	267
5.00%, 3/15/2027	450	517
Spectra Energy Partners LP
5.95%, 9/25/2043	25	35
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60	78
6.80%, 5/15/2038	145	205
TC PipeLines LP
3.90%, 5/25/2027	26	29
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (a)	120	124
Texas Eastern Transmission LP
3.50%, 1/15/2028 (a)	15	16
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	350	357
3.46%, 7/12/2049	145	155
3.13%, 5/29/2050	260	261
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70	96
4.75%, 5/15/2038	80	95
Valero Energy Corp.
2.70%, 4/15/2023	155	160
1.20%, 3/15/2024	230	233
2.15%, 9/15/2027	210	211
7.50%, 4/15/2032	14	19
Williams Cos., Inc. (The)
4.85%, 3/1/2048	53	65

		15,254

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030	404	424
3.13%, 12/1/2049	150	162

		586

Pharmaceuticals — 0.8%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	74
4.00%, 9/18/2042	40	47
2.13%, 8/6/2050	140	121
Bristol-Myers Squibb Co.
3.90%, 2/20/2028	100	113
4.13%, 6/15/2039	114	137
2.35%, 11/13/2040	175	167
5.00%, 8/15/2045	126	169
4.55%, 2/20/2048	60	77
Mylan, Inc.
3.13%, 1/15/2023 (a)	25	26
5.40%, 11/29/2043	21	26
Royalty Pharma plc
0.75%, 9/2/2023	240	242
1.20%, 9/2/2025	235	233
1.75%, 9/2/2027	235	235
3.30%, 9/2/2040	195	194
3.55%, 9/2/2050	200	196
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	83	87
3.20%, 9/23/2026	234	252
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	545	554
3.18%, 7/9/2050	225	228
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	210	231
Viatris, Inc.
2.30%, 6/22/2027 (a)	589	601
Zoetis, Inc.
2.00%, 5/15/2030	170	168

		4,178

Professional Services — 0.1%
IHS Markit Ltd.
4.25%, 5/1/2029	346	394

Real Estate Management & Development — 0.0% (b)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	200	202

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85	119
5.40%, 6/1/2041	126	171
4.38%, 9/1/2042	25	31
5.15%, 9/1/2043	77	104
4.70%, 9/1/2045	35	45
CSX Corp.
5.50%, 4/15/2041	50	67
4.75%, 11/15/2048	108	139
3.35%, 9/15/2049	10	11
ERAC USA Finance LLC
2.60%, 12/1/2021 (a)	50	50
7.00%, 10/15/2037 (a)	160	238
5.63%, 3/15/2042 (a)	12	16
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70	74
3.88%, 3/1/2026	85	95
Kansas City Southern
4.70%, 5/1/2048	197	244
Norfolk Southern Corp.
3.95%, 10/1/2042	70	81
4.05%, 8/15/2052	40	47
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	25	27
3.40%, 11/15/2026 (a)	25	27
4.20%, 4/1/2027 (a)	75	85
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (a)	270	269
Union Pacific Corp.
4.10%, 9/15/2067	150	177

		2,117

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.
4.50%, 12/5/2036	64	75
2.80%, 10/1/2041	227	227
Broadcom, Inc.
1.95%, 2/15/2028 (a)	592	585
4.11%, 9/15/2028	98	109
3.14%, 11/15/2035 (a)	378	377
3.19%, 11/15/2036 (a)	370	369
Intel Corp.
3.10%, 2/15/2060	50	49
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	330	330
0.98%, 9/1/2024 (a)	370	370
NXP BV (China)
2.50%, 5/11/2031 (a)	360	363
3.25%, 5/11/2041 (a)	370	380
Xilinx, Inc.
2.38%, 6/1/2030	215	219

		3,453

Software — 0.6%
Citrix Systems, Inc.
1.25%, 3/1/2026	95	93
Microsoft Corp.
2.65%, 11/3/2022	160	164
2.00%, 8/8/2023	125	129
3.50%, 2/12/2035	68	78
3.45%, 8/8/2036	60	69
2.92%, 3/17/2052	65	67
3.04%, 3/17/2062	40	42
Oracle Corp.
2.50%, 5/15/2022	52	53
2.40%, 9/15/2023	101	104
2.30%, 3/25/2028	370	378
4.30%, 7/8/2034	23	26
3.90%, 5/15/2035	93	102
3.85%, 7/15/2036	107	116
3.60%, 4/1/2040	450	468
3.65%, 3/25/2041	300	310
4.00%, 7/15/2046	110	117
VMware, Inc.
2.95%, 8/21/2022	101	103
1.40%, 8/15/2026	404	402
4.65%, 5/15/2027	135	155

		2,976

Specialty Retail — 0.2%
AutoZone, Inc.
1.65%, 1/15/2031	180	171
Home Depot, Inc. (The)
3.90%, 12/6/2028	110	126
Lowe’s Cos., Inc.
3.65%, 4/5/2029	141	156
1.70%, 10/15/2030	430	411
2.63%, 4/1/2031	105	108
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80	88
3.60%, 9/1/2027	49	54

		1,114

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.45%, 8/4/2026	74	78
3.45%, 2/9/2045	82	91
3.85%, 8/4/2046	117	137
3.75%, 9/12/2047	140	162
Dell International LLC
5.45%, 6/15/2023	120	129
6.02%, 6/15/2026	522	620
HP, Inc.
3.00%, 6/17/2027	160	171

		1,388

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	200	218
1.00%, 1/20/2026 (a)	305	300
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	250	250
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	250	243
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (a)	200	199

		1,210

Tobacco — 0.2%
Altria Group, Inc.
2.45%, 2/4/2032	410	393

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	210	208
4.39%, 8/15/2037	100	107
3.73%, 9/25/2040	140	135
4.54%, 8/15/2047	60	62
3.98%, 9/25/2050	220	213
BAT International Finance plc (United Kingdom)
1.67%, 3/25/2026	160	160

		1,278

Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	245	252
3.25%, 3/1/2025	48	51
3.38%, 7/1/2025	378	401
2.88%, 1/15/2026	160	167
3.25%, 10/1/2029	220	229
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	100	104
5.50%, 12/15/2024 (a)	174	195
International Lease Finance Corp.
8.63%, 1/15/2022	70	72
5.88%, 8/15/2022	150	156
WW Grainger, Inc.
4.60%, 6/15/2045	77	99

		1,726

Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.38%, 4/30/2025 (a)	360	382

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	35	39
4.00%, 12/1/2046	52	61
3.45%, 5/1/2050	225	239

		339

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200	217
4.38%, 4/22/2049	200	244
T-Mobile USA, Inc.
3.75%, 4/15/2027	460	507
2.05%, 2/15/2028	370	373
3.88%, 4/15/2030	850	938
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	64	83
4.88%, 6/19/2049	255	318

		2,680

TOTAL CORPORATE BONDS (Cost $158,155)		164,808

U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Bonds
8.00%, 11/15/2021	338	341
4.25%, 5/15/2039	105	143
1.13%, 5/15/2040	1,220	1,054
3.88%, 8/15/2040	875	1,147
1.88%, 2/15/2041	940	919
2.25%, 5/15/2041	3,485	3,625
3.13%, 11/15/2041	950	1,131
2.75%, 8/15/2042	1,800	2,026
2.75%, 11/15/2042	2,345	2,637
3.13%, 2/15/2043	500	596
2.88%, 5/15/2043	1,590	1,825
3.63%, 8/15/2043	350	449
3.75%, 11/15/2043	514	672
3.63%, 2/15/2044	645	830
3.38%, 5/15/2044	1,000	1,243
3.00%, 11/15/2044	663	778
2.50%, 2/15/2045	2,000	2,160
2.88%, 8/15/2045	570	657
3.00%, 11/15/2045	1,000	1,179
2.25%, 8/15/2046	3,104	3,206
3.00%, 2/15/2048	90	107
3.13%, 5/15/2048	176	214
2.88%, 5/15/2049	160	187
2.25%, 8/15/2049	1,095	1,135
2.38%, 11/15/2049	1,365	1,453
2.00%, 2/15/2050	645	634
1.25%, 5/15/2050	180	147
1.38%, 8/15/2050	140	118
1.63%, 11/15/2050	2,240	2,012
1.88%, 2/15/2051	3,795	3,620
2.38%, 5/15/2051	1,100	1,174
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300	677
2.50%, 1/15/2029	100	163
U.S. Treasury Notes
1.25%, 10/31/2021	3,500	3,504
2.00%, 10/31/2021	100	100
1.88%, 11/30/2021	950	953
1.38%, 1/31/2022	9,000	9,041
1.75%, 2/28/2022	3,300	3,323
1.63%, 8/31/2022	1,000	1,014
1.75%, 9/30/2022	150	152
1.50%, 2/28/2023	525	535
1.75%, 5/15/2023	3,079	3,156
2.75%, 5/31/2023	46	48
2.50%, 8/15/2023	600	625
1.38%, 8/31/2023	700	715
1.63%, 10/31/2023	2,000	2,054
2.13%, 2/29/2024	94	98
2.50%, 5/15/2024	30	32
2.00%, 6/30/2024	10	10
2.25%, 11/15/2024	112	118
1.75%, 12/31/2024	2,766	2,869
2.00%, 2/15/2025	1,000	1,046
2.88%, 4/30/2025	146	157
2.13%, 5/15/2025	575	604
2.88%, 5/31/2025	318	343
2.00%, 8/15/2025	729	763
2.25%, 11/15/2025	610	645
0.38%, 1/31/2026	650	636

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.63%, 2/15/2026	59	61
0.50%, 2/28/2026	4,645	4,568
2.50%, 2/28/2026	160	171
0.75%, 4/30/2026	100	99
0.88%, 6/30/2026	3,965	3,952
1.50%, 8/15/2026	28	29
2.00%, 11/15/2026	84	88
1.75%, 12/31/2026	2,282	2,366
2.25%, 2/15/2027	293	311
0.38%, 9/30/2027	1,160	1,107
2.75%, 2/15/2028	65	71
1.25%, 3/31/2028	2,475	2,475
2.88%, 5/15/2028	991	1,093
1.25%, 6/30/2028	2,205	2,200
1.00%, 7/31/2028	3,000	2,942
1.75%, 11/15/2029	265	272
1.50%, 2/15/2030	129	130
0.63%, 8/15/2030	280	260
0.88%, 11/15/2030	2,050	1,945
1.63%, 5/15/2031	175	177
U.S. Treasury STRIPS Bonds
3.33%, 11/15/2021 (h)	675	675
3.00%, 2/15/2022 (h)	720	720
2.80%, 5/15/2022 (h)	760	760
3.30%, 8/15/2022 (h)	75	75
1.91%, 11/15/2022 (h)	750	749
3.13%, 2/15/2023 (h)	2,690	2,683
2.75%, 5/15/2023 (h)	2,420	2,413
2.31%, 8/15/2023 (h)	1,890	1,881
2.77%, 11/15/2023 (h)	173	172
1.73%, 2/15/2024 (h)	327	324
3.44%, 11/15/2024 (h)	110	108
3.97%, 2/15/2025 (h)	50	49
5.38%, 5/15/2026 (h)	100	96
3.66%, 8/15/2026 (h)	23	22
3.80%, 11/15/2026 (h)	250	236
4.41%, 2/15/2027 (h)	300	282
3.87%, 5/15/2027 (h)	725	677
3.48%, 8/15/2027 (h)	250	232
4.23%, 11/15/2027 (h)	710	656
3.22%, 2/15/2028 (h)	27	25
3.07%, 5/15/2028 (h)	140	128
8.07%, 8/15/2028 (h)	50	45
4.39%, 2/15/2029 (h)	658	591
1.60%, 8/15/2029 (h)	3,400	3,020
4.13%, 11/15/2029 (h)	200	176
5.09%, 5/15/2030 (h)	300	262
4.23%, 8/15/2030 (h)	300	260
3.79%, 11/15/2030 (h)	500	431
4.85%, 2/15/2031 (h)	350	300
4.15%, 5/15/2031 (h)	275	234
3.46%, 11/15/2031 (h)	760	639
4.00%, 2/15/2032 (h)	350	293
4.50%, 11/15/2032 (h)	800	657
4.04%, 2/15/2033 (h)	400	327
4.15%, 5/15/2033 (h)	1,175	953
6.88%, 8/15/2033 (h)	100	81
4.65%, 11/15/2033 (h)	1,025	822
4.17%, 2/15/2034 (h)	775	618
3.50%, 11/15/2034 (h)	50	39
3.45%, 2/15/2035 (h)	65	51
3.76%, 5/15/2035 (h)	250	193
2.43%, 11/15/2041 (h)	100	65

TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,803)		118,137

MORTGAGE-BACKED SECURITIES — 18.8%
FHLMC
Pool # 611141, ARM, 2.23%, 1/1/2027 (i)	11	11
Pool # 846812, ARM, 2.37%, 4/1/2030 (i)	3	3
Pool # 1B1665, ARM, 2.07%, 4/1/2034 (i)	12	12
Pool # 1B2844, ARM, 1.96%, 3/1/2035 (i)	28	27
Pool # 1B3209, ARM, 2.17%, 1/1/2037 (i)	9	9
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # C00785, 6.50%, 6/1/2029	6	7
Pool # C01292, 6.00%, 2/1/2032	4	4
Pool # A13625, 5.50%, 10/1/2033	23	27
Pool # A28796, 6.50%, 11/1/2034	7	8
Pool # A46417, 7.00%, 4/1/2035	32	37
Pool # V83115, 4.50%, 3/1/2047	636	694
Pool # Q48338, 4.50%, 5/1/2047	47	51
Pool # G61060, 4.50%, 6/1/2047	943	1,031
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	29	32
Pool # U80265, 3.50%, 4/1/2033	277	299
Pool # U90690, 3.50%, 6/1/2042	253	274
Pool # U90975, 4.00%, 6/1/2042	106	115
Pool # U99134, 4.00%, 1/1/2046	181	200
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	428	465
Pool # QB1284, 3.50%, 7/1/2050	948	1,006
Pool # QB1248, 4.00%, 7/1/2050	877	964

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA
Pool # 303532, ARM, 3.87%, 3/1/2029 (i)	—	(j)	—	(j)
Pool # 745446, ARM, 2.40%, 4/1/2033 (i)	13		14
Pool # 722985, ARM, 2.15%, 7/1/2033 (i)	13		13
Pool # 766610, ARM, 2.05%, 1/1/2034 (i)	11		11
Pool # 735332, ARM, 2.27%, 8/1/2034 (i)	27		28
Pool # 735740, ARM, 1.81%, 10/1/2034 (i)	16		16
Pool # 810896, ARM, 1.74%, 1/1/2035 (i)	47		50
Pool # 823660, ARM, 1.97%, 5/1/2035 (i)	23		23
FNMA UMBS, 15 Year
Pool # 840495, 5.50%, 4/1/2022	—	(j)	—	(j)
Pool # 899316, 5.50%, 4/1/2022	—	(j)	—	(j)
Pool # 928637, 6.00%, 9/1/2022	—	(j)	1
Pool # 949415, 4.50%, 3/1/2023	1		1
Pool # 962871, 4.50%, 5/1/2023	2		2
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	—	(j)	—	(j)
Pool # 555791, 6.50%, 12/1/2022	—	(j)	—	(j)
Pool # 762498, 5.00%, 11/1/2023	29		31
Pool # 255609, 4.50%, 1/1/2025	4		5
Pool # FM1345, 4.50%, 11/1/2038	713		782
FNMA UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	1		1
Pool # 689977, 8.00%, 3/1/2027	8		9
Pool # 755973, 8.00%, 11/1/2028	16		18
Pool # 252211, 6.00%, 1/1/2029	1		1
Pool # 524949, 7.50%, 3/1/2030	6		6
Pool # 622534, 3.00%, 9/1/2031	95		100
Pool # 788150, 6.00%, 3/1/2032	13		15
Pool # 545639, 6.50%, 4/1/2032	28		33
Pool # 674349, 6.00%, 3/1/2033	5		6
Pool # AD0755, 7.00%, 6/1/2035	360		423
Pool # 833039, 5.00%, 9/1/2035	16		19
Pool # 745932, 6.50%, 11/1/2036	34		39
Pool # 944831, 5.50%, 2/1/2038	4		5
Pool # 961799, 5.50%, 3/1/2038	2		2
Pool # 985558, 5.50%, 6/1/2038	1		1
Pool # AL3438, 6.50%, 10/1/2038	331		374
Pool # AA4236, 4.50%, 4/1/2039	118		131
Pool # 935241, 4.50%, 5/1/2039	4		5
Pool # MA2535, 4.50%, 2/1/2046	257		283
Pool # BH4683, 4.00%, 6/1/2047	290		318
Pool # BH4684, 4.00%, 6/1/2047	295		325
Pool # BH4685, 4.00%, 6/1/2047	250		274
Pool # BK9030, 5.00%, 10/1/2048	597		657
Pool # BM5430, 5.00%, 1/1/2049	458		514
Pool # BN5899, 5.00%, 2/1/2049	109		120
Pool # BK8745, 4.50%, 4/1/2049	367		397
Pool # BN4707, 5.00%, 4/1/2049	510		568
Pool # FM1939, 4.50%, 5/1/2049	309		334
Pool # CA3713, 5.00%, 6/1/2049	330		362
Pool # BN6475, 4.00%, 7/1/2049	256		275
Pool # BO2170, 4.00%, 7/1/2049	350		376
Pool # BO2305, 4.00%, 7/1/2049	118		127
Pool # BK8758, 4.50%, 7/1/2049	392		429
Pool # BO5625, 3.50%, 8/1/2049	720		775
Pool # BP4357, 3.00%, 2/1/2050	882		950
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	6		6
Pool # 535442, 8.50%, 6/1/2030	1		1

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, Other
Pool # AM0806, 2.45%, 11/1/2022	482		488
Pool # AM1619, 2.34%, 12/1/2022	234		237
Pool # AM2747, 2.50%, 4/1/2023	500		511
Pool # AM3244, 2.52%, 5/1/2023	1,000		1,024
Pool # AM3851, 3.02%, 7/1/2023	1,000		1,034
Pool # AN0029, 3.10%, 9/1/2025	954		1,027
Pool # AM4660, 3.77%, 12/1/2025	287		316
Pool # AN0890, 2.63%, 3/1/2026	468		496
Pool # AM6381, 3.29%, 8/1/2026	981		1,068
Pool # BL0044, 3.71%, 8/1/2026	780		865
Pool # AM7321, 3.12%, 11/1/2026	934		1,015
Pool # AM7515, 3.34%, 2/1/2027	1,000		1,096
Pool # AN1600, 2.59%, 6/1/2028	847		905
Pool # AN9686, 3.52%, 6/1/2028	500		560
Pool # 109452, 3.64%, 8/1/2028	959		964
Pool # 405220, 6.00%, 9/1/2028	4		4
Pool # BL5798, 2.47%, 12/1/2028	1,246		1,316
Pool # BL1040, 3.81%, 12/1/2028	300		344
Pool # BL4435, 2.42%, 10/1/2029	700		740
Pool # AN6846, 2.93%, 10/1/2029	1,100		1,201
Pool # BL4333, 2.52%, 11/1/2029	1,084		1,152
Pool # BS0448, 1.27%, 12/1/2029	1,286		1,258
Pool # AN9976, 3.96%, 2/1/2030	1,200		1,391
Pool # BL6267, 2.01%, 4/1/2030	1,350		1,377
Pool # AM8692, 3.03%, 4/1/2030	650		709
Pool # AM8544, 3.08%, 4/1/2030	469		513
Pool # BL6386, 2.02%, 8/1/2030	1,059		1,087
Pool # BL9251, 1.45%, 10/1/2030	1,200		1,177
Pool # BL9645, 1.50%, 1/1/2031	1,100		1,081
Pool # BL9627, 1.56%, 1/1/2031	1,300		1,285
Pool # 754922, 5.50%, 9/1/2033	23		26
Pool # 847108, 6.50%, 10/1/2035	55		60
Pool # AL9678, 4.00%, 2/1/2036	771		833
Pool # AN1330, 3.19%, 3/1/2036	1,008		1,108
Pool # 257172, 5.50%, 4/1/2038	3		3
Pool # AO9352, 4.00%, 7/1/2042	149		164
Pool # MA1125, 4.00%, 7/1/2042	175		191
Pool # MA1178, 4.00%, 9/1/2042	94		103
Pool # MA1437, 3.50%, 5/1/2043	301		325
Pool # AL6167, 3.50%, 1/1/2044	320		346
Pool # MA2545, 3.50%, 2/1/2046	609		656
Pool # MA2793, 3.50%, 10/1/2046	236		255
Pool # BF0230, 5.50%, 1/1/2058	1,596		1,913
Pool # BF0464, 3.50%, 3/1/2060	1,038		1,131
Pool # BF0497, 3.00%, 7/1/2060	884		941
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 10/25/2036 (g)	2,560		2,637
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (g)	7,134		7,356
TBA, 2.50%, 12/25/2051 (g)	13,811		14,179
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	1		1
Pool # 359588, 7.50%, 6/15/2023	—	(j)	—	(j)
Pool # 782507, 9.50%, 10/15/2024	—	(j)	—	(j)
Pool # 405535, 7.00%, 12/15/2025	—	(j)	1
Pool # 412336, 8.00%, 10/15/2027	1		1
Pool # 451507, 8.00%, 10/15/2027	2		2
Pool # 412369, 7.00%, 11/15/2027	1		1
Pool # 467705, 6.50%, 3/15/2028	1		1
Pool # 472679, 7.00%, 6/15/2028	2		2
Pool # 486537, 7.50%, 9/15/2028	2		2

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 781614, 7.00%, 6/15/2033	4		5
Pool # 617653, 6.00%, 5/15/2037	28		32
Pool # 678574, 5.50%, 6/15/2038	619		725
Pool # 681554, 5.50%, 7/15/2038	535		628
Pool # 678169, 5.50%, 9/15/2038	340		399
Pool # 681568, 5.50%, 9/15/2038	563		661
Pool # 694458, 6.00%, 10/15/2038	5		6
Pool # 782510, 6.50%, 12/15/2038	15		18
GNMA II
Pool # CE5524, ARM, 1.91%, 8/20/2071 (i)	1,050		1,150
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	—	(j)	—	(j)
Pool # 2324, 8.00%, 11/20/2026	12		14
Pool # 2341, 7.50%, 12/20/2026	1		1
Pool # 2362, 8.00%, 1/20/2027	1		1
Pool # BJ9823, 3.75%, 4/20/2048	1,489		1,635
Pool # BP4337, 4.50%, 9/20/2049	680		748
Pool # BP5551, 4.50%, 9/20/2049	643		707
Pool # BR0553, 4.50%, 2/20/2050	578		650
Pool # BS7393, 4.00%, 3/20/2050	599		643
Pool # BT8093, 3.50%, 4/20/2050	1,131		1,219
Pool # BS7411, 4.00%, 4/20/2050	1,794		1,948
Pool # BT4341, 3.00%, 7/20/2050	1,369		1,461
Pool # MA7534, 2.50%, 8/20/2051	10,771		11,119
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	105		113

TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,089)			96,895

ASSET-BACKED SECURITIES — 10.9%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	45		45
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	97		99
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	72		73
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	220		225
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	157		151
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	33		33
Series 2016-3, Class AA, 3.00%, 10/15/2028	189		188
Series 2017-1, Class AA, 3.65%, 2/15/2029	126		130
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (a)	380		402
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	100		110
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	396		417
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (a)	200		213
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	219		233
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	200		221
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (a)	200		217
American Tower Trust #1
REIT, 3.07%, 3/15/2023 (a)	80		80
REIT, 3.65%, 3/23/2028 (a)	160		171
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	850		857
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	1,000		1,018
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	750		750
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	1,000		999
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	70		73
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	94		95
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	143		145
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	433		444
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	880		892
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	515		517

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	354	363
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	159	163
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	675	685
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	875	888
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	940	972
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	1,000	1,036
CIG Auto Receivables Trust
Series 2020-1A, Class C, 1.75%, 1/12/2026 (a)	1,000	1,009
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 3.13%, 3/24/2023 (a) (i)	1,670	1,669
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	500	533
Series 2019-3, Class B, 3.16%, 10/15/2052 ‡ (a)	700	738
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	810	780
CPS Auto Trust
Series 2018-C, Class C, 3.68%, 6/17/2024 (a)	21	21
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	645	660
Credit Suisse ABS Trust
Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	566	577
Crown Castle Towers LLC
3.66%, 5/15/2025 (a)	60	63
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.84%, 3/25/2034 ‡ (i)	8	8
Series 2004-1, Class M2, 0.91%, 3/25/2034 ‡ (i)	5	5
Series 2004-1, Class 3A, 0.65%, 4/25/2034 ‡ (i)	1	1
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	650	649
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	296	317
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	4	4
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	74	74
Series 2019-4, Class C, 2.51%, 11/17/2025	375	378
Series 2019-1, Class D, 4.09%, 6/15/2026	170	175
Series 2020-2, Class D, 3.05%, 5/15/2028	1,000	1,037
DT Auto Owner Trust
Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	604	613
Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	850	859
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	415	419
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	590	608
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	1,315	1,347
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (a)	800	804
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	500	510
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	850	862
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027	427	459
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	530	549
FREED ABS Trust
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	800	808
Gold Key Resorts LLC
Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	6	6
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	338	345
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	45	48
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	186	194
HERO (Cayman Islands)
Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	31	30
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	133	141
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	32	33
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	97	103
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	56	57

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lakeview CDO LLC
1.83%, 11/10/2032 ‡ (i)	156	156
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 1.11%, 8/25/2033 ‡ (i)	11	11
Series 2004-1, Class M1, 0.84%, 2/25/2034 ‡ (i)	36	35
Series 2004-1, Class M2, 0.91%, 2/25/2034 ‡ (i)	2	2
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	925	943
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	560	562
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	435	439
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	106	109
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 0.76%, 3/25/2035 (i)	50	50
NMEF Funding LLC
Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	870	879
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	848	857
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	1,694	1,699
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	270	272
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	341	342
Oportun Funding XIII LLC
Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	560	569
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	1,660	1,664
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (d)	558	558
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (d)	1,122	1,122
Progress Residential Trust
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	800	811
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	44	46
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	213	214
Series 2019-2, Class C, 2.90%, 10/15/2024	157	159
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.00%, 8/20/2036 ‡ (a)	353	358
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	438	439
Small Business Lending Trust
Series 2020-A, Class B, 3.20%, 12/15/2026 ‡ (a)	2,300	2,309
Spirit Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.38%, 2/15/2030	49	51
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	809	819
Series 2019-A2, Class A, 2.34%, 6/15/2025	850	862
Tricolor Auto Securitization Trust
Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	426	429
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	116	123
Series 2013-1, Class A, 4.30%, 8/15/2025	131	140
Series 2016-1, Class B, 3.65%, 1/7/2026	46	46
Series 2018-1, Class B, 4.60%, 3/1/2026	29	30
Series 2014-1, Class A, 4.00%, 4/11/2026	48	51
Series 2016-2, Class AA, 2.88%, 10/7/2028	79	80
Series 2016-2, Class A, 3.10%, 10/7/2028	252	252
Series 2018-1, Class A, 3.70%, 3/1/2030	348	351
Series 2019-1, Class AA, 4.15%, 8/25/2031	229	247
Series 2019-2, Class AA, 2.70%, 5/1/2032	213	216
US Auto Funding LLC
Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	145	145
Verizon Owner Trust
Series 2018-A, Class A1A, 3.23%, 4/20/2023	52	53
VOLT CI LLC
Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	633	634
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (d)	391	391
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	1,418	1,423

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	972		973
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (d)	513		514
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (d)	685		686
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	795		796
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	813		813
Westgate Resorts LLC
Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	461		474
World Financial Network Credit Card Master Trust
Series 2019-A, Class A, 3.14%, 12/15/2025	375		379

TOTAL ASSET-BACKED SECURITIES (Cost $55,249)			55,981

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
Acre
6.25%, 12/22/2021 ‡	273		270
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	543		552
Series 2005-22T1, Class A2, IF, IO, 4.98%, 6/25/2035 ‡ (i)	317		48
Series 2005-20CB, Class 3A8, IF, IO, 4.66%, 7/25/2035 ‡ (i)	162		21
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	227		229
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	82		77
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	1		1
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	10		8
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	60		60
Series 2005-7, Class 30, PO, 11/25/2035 ‡	10		10
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022 ‡ (a) (i)	630		630
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 2.53%, 10/25/2033 (i)	5		5
Series 2006-1, Class A1, 2.37%, 2/25/2036 (i)	36		37
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 2.59%, 5/20/2034 (i)	7		8
Series 2004-HYB3, Class 2A, 2.10%, 6/20/2034 (i)	15		16
Series 2004-7, Class 2A1, 2.46%, 6/25/2034 (i)	16		16
Series 2005-16, Class A23, 5.50%, 9/25/2035	31		26
Series 2005-22, Class 2A1, 2.58%, 11/25/2035 (i)	73		70
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	(j)	—	(j)
Series 2003-HYB1, Class A, 2.30%, 9/25/2033 (i)	6		6
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1		1
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (i)	37		36
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (i)	1,738		1,743
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	66		85
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	5		5
FHLMC, REMIC
Series 1250, Class J, 7.00%, 5/15/2022	—	(j)	—	(j)
Series 1316, Class Z, 8.00%, 6/15/2022	—	(j)	—	(j)
Series 1324, Class Z, 7.00%, 7/15/2022	1		1
Series 1343, Class LB, 7.50%, 8/15/2022	—	(j)	—	(j)
Series 1343, Class LA, 8.00%, 8/15/2022	2		2
Series 1395, Class G, 6.00%, 10/15/2022	—	(j)	—	(j)
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (i)	—	(j)	—	(j)
Series 2535, Class BK, 5.50%, 12/15/2022	2		2
Series 1798, Class F, 5.00%, 5/15/2023	2		2
Series 1505, Class Q, 7.00%, 5/15/2023	—	(j)	—	(j)
Series 1518, Class G, IF, 8.85%, 5/15/2023 (i)	1		1
Series 1541, Class O, 0.52%, 7/15/2023 (i)	1		1
Series 2638, Class DS, IF, 8.52%, 7/15/2023 (i)	5		5

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1577, Class PV, 6.50%, 9/15/2023	25		27
Series 1584, Class L, 6.50%, 9/15/2023	14		15
Series 1633, Class Z, 6.50%, 12/15/2023	15		16
Series 1638, Class H, 6.50%, 12/15/2023	22		23
Series 2283, Class K, 6.50%, 12/15/2023	2		2
Series 1700, Class GA, PO, 2/15/2024	—	(j)	—	(j)
Series 1865, Class D, PO, 2/15/2024	2		2
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	1		1
Series 1694, Class PK, 6.50%, 3/15/2024	2		2
Series 2033, Class SN, HB, IF, 30.25%, 3/15/2024 (i)	1		—	(j)
Series 2306, Class K, PO, 5/15/2024	1		1
Series 2306, Class SE, IF, IO, 9.34%, 5/15/2024 (i)	2		—	(j)
Series 1863, Class Z, 6.50%, 7/15/2026	5		5
Series 1981, Class Z, 6.00%, 5/15/2027	3		4
Series 1987, Class PE, 7.50%, 9/15/2027	5		6
Series 1999, Class PU, 7.00%, 10/15/2027	15		17
Series 2031, Class PG, 7.00%, 2/15/2028	32		37
Series 2035, Class PC, 6.95%, 3/15/2028	33		37
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2		—	(j)
Series 2057, Class PE, 6.75%, 5/15/2028	45		51
Series 2054, Class PV, 7.50%, 5/15/2028	6		7
Series 2064, Class TE, 7.00%, 6/15/2028	8		9
Series 2075, Class PH, 6.50%, 8/15/2028	7		8
Series 2095, Class PE, 6.00%, 11/15/2028	20		23
Series 2132, Class SB, HB, IF, 30.18%, 3/15/2029 (i)	1		2
Series 2178, Class PB, 7.00%, 8/15/2029	12		14
Series 2182, Class ZB, 8.00%, 9/15/2029	21		25
Series 2204, Class GB, 8.00%, 12/20/2029 (i)	—	(j)	—	(j)
Series 2247, Class Z, 7.50%, 8/15/2030	5		6
Series 2259, Class ZC, 7.35%, 10/15/2030	100		120
Series 2325, Class PM, 7.00%, 6/15/2031	3		3
Series 2359, Class ZB, 8.50%, 6/15/2031	15		18
Series 2344, Class ZD, 6.50%, 8/15/2031	27		31
Series 2344, Class ZJ, 6.50%, 8/15/2031	5		6
Series 2345, Class NE, 6.50%, 8/15/2031	2		3
Series 2367, Class ME, 6.50%, 10/15/2031	43		49
Series 2390, Class DO, PO, 12/15/2031	4		4
Series 2410, Class OE, 6.38%, 2/15/2032	4		5
Series 2410, Class QX, IF, IO, 8.57%, 2/15/2032 (i)	8		1
Series 2412, Class SP, IF, 15.93%, 2/15/2032 (i)	8		10
Series 2410, Class QS, IF, 19.28%, 2/15/2032 (i)	7		10
Series 2423, Class MC, 7.00%, 3/15/2032	16		18
Series 2423, Class MT, 7.00%, 3/15/2032	25		30
Series 2444, Class ES, IF, IO, 7.87%, 3/15/2032 (i)	10		2
Series 2450, Class SW, IF, IO, 7.92%, 3/15/2032 (i)	7		1
Series 2647, Class A, 3.25%, 4/15/2032	29		31
Series 2435, Class CJ, 6.50%, 4/15/2032	51		59
Series 2455, Class GK, 6.50%, 5/15/2032	16		19
Series 2484, Class LZ, 6.50%, 7/15/2032	12		14
Series 2500, Class MC, 6.00%, 9/15/2032	39		44
Series 2543, Class YX, 6.00%, 12/15/2032	490		562
Series 2544, Class HC, 6.00%, 12/15/2032	32		38
Series 2574, Class PE, 5.50%, 2/15/2033	167		192
Series 2575, Class ME, 6.00%, 2/15/2033	73		84
Series 2586, Class WI, IO, 6.50%, 3/15/2033	5		1
Series 2764, Class UG, 5.00%, 3/15/2034	144		162
Series 2949, Class GE, 5.50%, 3/15/2035	172		196
Series 3047, Class OD, 5.50%, 10/15/2035	211		233

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3085, Class VS, HB, IF, 28.38%, 12/15/2035 (i)	42		68
Series 3098, Class KG, 5.50%, 1/15/2036	145		167
Series 3117, Class EO, PO, 2/15/2036	14		13
Series 3260, Class CS, IF, IO, 6.06%, 1/15/2037 (i)	13		3
Series 3380, Class SI, IF, IO, 6.29%, 10/15/2037 (i)	774		173
Series 3385, Class SN, IF, IO, 5.92%, 11/15/2037 (i)	8		1
Series 3387, Class SA, IF, IO, 6.34%, 11/15/2037 (i)	30		6
Series 3423, Class PB, 5.50%, 3/15/2038	162		186
Series 3451, Class SA, IF, IO, 5.97%, 5/15/2038 (i)	8		1
Series 3455, Class SE, IF, IO, 6.12%, 6/15/2038 (i)	95		15
Series 3786, Class PD, 4.50%, 1/15/2041	407		468
Series 4029, Class MU, 3.50%, 4/15/2042	75		75
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	24		4
Series 239, Class S30, IF, IO, 7.62%, 8/15/2036 (i)	27		7
Series 262, Class 35, 3.50%, 7/15/2042	129		139
Series 299, Class 300, 3.00%, 1/15/2043	96		99
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.97%, 7/25/2032 (i)	8		8
Series T-54, Class 2A, 6.50%, 2/25/2043	55		65
Series T-54, Class 3A, 7.00%, 2/25/2043	24		28
Series T-56, Class A, PO, 5/25/2043	144		143
Series T-58, Class A, PO, 9/25/2043	10		9
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	64		45
FMC GMSR Issuer Trust
3.69%, 2/25/2024	1,765		1,772
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	1,500		1,490
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (i)	1,000		997
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	10		12
FNMA, REMIC
Series 2002-1, Class HC, 6.50%, 2/25/2022	—	(j)	—	(j)
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(j)	—	(j)
Series 1996-59, Class J, 6.50%, 8/25/2022	—	(j)	—	(j)
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(j)	—	(j)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(j)	—	(j)
Series G92-59, Class F, 0.96%, 10/25/2022 (i)	—	(j)	—	(j)
Series G92-61, Class Z, 7.00%, 10/25/2022	—	(j)	—	(j)
Series G92-66, Class KA, 6.00%, 12/25/2022	—	(j)	—	(j)
Series G92-66, Class KB, 7.00%, 12/25/2022	1		1
Series G93-1, Class KA, 7.90%, 1/25/2023	—	(j)	—	(j)
Series 1997-61, Class ZC, 7.00%, 2/25/2023	5		5
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	1		1
Series 1998-43, Class SA, IF, IO, 19.73%, 4/25/2023 (i)	2		—	(j)
Series 1993-146, Class E, PO, 5/25/2023	2		2
Series 1993-84, Class M, 7.50%, 6/25/2023	104		108
Series 1993-205, Class H, PO, 9/25/2023	1		1
Series 1993-155, Class PJ, 7.00%, 9/25/2023	6		6
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	1		1
Series 1993-165, Class SD, IF, 14.30%, 9/25/2023 (i)	—	(j)	—	(j)
Series 1993-203, Class PL, 6.50%, 10/25/2023	8		8
Series 1995-19, Class Z, 6.50%, 11/25/2023	9		9
Series 1993-230, Class FA, 0.69%, 12/25/2023 (i)	—	(j)	—	(j)
Series 1993-223, Class PZ, 6.50%, 12/25/2023	16		17
Series 1993-225, Class UB, 6.50%, 12/25/2023	8		9
Series 2003-128, Class DY, 4.50%, 1/25/2024	86		89
Series 1994-37, Class L, 6.50%, 3/25/2024	17		18
Series 1994-72, Class K, 6.00%, 4/25/2024	145		152

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1995-2, Class Z, 8.50%, 1/25/2025	2	2
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	7	—	(j)
Series 1997-39, Class PD, 7.50%, 5/20/2027	3	4
Series 1997-46, Class PL, 6.00%, 7/18/2027	6	7
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	2
Series 1998-46, Class GZ, 6.50%, 8/18/2028	8	9
Series 1998-58, Class PC, 6.50%, 10/25/2028	18	20
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	3,486	301
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	39	3
Series 2000-52, IO, 8.50%, 1/25/2031	2	—	(j)
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	51	7
Series 2001-30, Class PM, 7.00%, 7/25/2031	14	17
Series 2001-36, Class DE, 7.00%, 8/25/2031	23	27
Series 2001-44, Class PD, 7.00%, 9/25/2031	2	3
Series 2001-61, Class Z, 7.00%, 11/25/2031	42	50
Series 2002-1, Class SA, HB, IF, 24.91%, 2/25/2032 (i)	1	1
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	40	1
Series 2002-15, PO, 4/25/2032	33	32
Series 2002-28, Class PK, 6.50%, 5/25/2032	15	18
Series 2002-68, Class SH, IF, IO, 7.91%, 10/18/2032 (i)	34	5
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	19	22
Series 2002-77, Class S, IF, 14.33%, 12/25/2032 (i)	3	4
Series 2003-22, Class UD, 4.00%, 4/25/2033	81	89
Series 2003-47, Class PE, 5.75%, 6/25/2033	15	17
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	20	4
Series 2004-4, Class QM, IF, 14.03%, 6/25/2033 (i)	6	6
Series 2003-64, Class SX, IF, 13.53%, 7/25/2033 (i)	3	4
Series 2003-132, Class OA, PO, 8/25/2033	3	3
Series 2003-71, Class DS, IF, 7.35%, 8/25/2033 (i)	21	24
Series 2003-91, Class SD, IF, 12.36%, 9/25/2033 (i)	5	6
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (i)	46	9
Series 2003-131, Class CH, 5.50%, 1/25/2034	51	58
Series 2003-130, Class SX, IF, 11.39%, 1/25/2034 (i)	1	1
Series 2004-35, Class AZ, 4.50%, 5/25/2034	70	78
Series 2004-46, Class SK, IF, 16.26%, 5/25/2034 (i)	14	19
Series 2004-36, Class SA, IF, 19.29%, 5/25/2034 (i)	34	49
Series 2004-51, Class SY, IF, 14.07%, 7/25/2034 (i)	3	3
Series 2004-79, Class ZE, 5.50%, 11/25/2034	405	471
Series 2004-91, Class HC, 6.00%, 12/25/2034	688	771
Series 2005-45, Class DC, HB, IF, 23.99%, 6/25/2035 (i)	51	73
Series 2005-84, Class XM, 5.75%, 10/25/2035	32	36
Series 2006-22, Class AO, PO, 4/25/2036	22	20
Series 2006-46, Class SW, HB, IF, 23.88%, 6/25/2036 (i)	7	11
Series 2007-7, Class SG, IF, IO, 6.41%, 8/25/2036 (i)	42	11
Series 2006-110, PO, 11/25/2036	18	16
Series 2006-117, Class GS, IF, IO, 6.56%, 12/25/2036 (i)	30	4
Series 2007-53, Class SH, IF, IO, 6.01%, 6/25/2037 (i)	36	5
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (i)	59	13
Series 2007-100, Class SM, IF, IO, 6.36%, 10/25/2037 (i)	33	7
Series 2008-1, Class BI, IF, IO, 5.82%, 2/25/2038 (i)	33	6
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (i)	8	1
Series 2008-46, Class HI, IO, 1.60%, 6/25/2038 (i)	25	2
Series 2008-53, Class CI, IF, IO, 7.11%, 7/25/2038 (i)	14	3
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040 (i)	30	5
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040 (i)	15	2
Series 2010-80, Class PZ, 5.00%, 7/25/2040	351	411
Series 2010-102, Class PN, 5.00%, 9/25/2040	580	654
Series 2010-134, Class KZ, 4.50%, 12/25/2040	391	406

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-30, Class DZ, 4.00%, 4/25/2042	232	251
Series 2013-67, Class KZ, 2.50%, 4/25/2043	860	885
Series 2013-128, PO, 12/25/2043	112	98
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	413	66
Series 2014-19, Class Z, 4.50%, 4/25/2044	518	594
Series 2016-38, Class NA, 3.00%, 1/25/2046	115	123
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	13	12
Series 1999-W4, Class A9, 6.25%, 2/25/2029	50	57
Series 2002-W7, Class A4, 6.00%, 6/25/2029	127	146
Series 2003-W1, Class 1A1, 5.07%, 12/25/2042 (i)	140	152
Series 2003-W1, Class 2A, 5.57%, 12/25/2042 (i)	20	22
FNMA, REMIC, Whole Loan
Series 2003-7, Class A1, 6.50%, 12/25/2042	109	125
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	3	3
Series 365, Class 8, IO, 5.50%, 5/25/2036	10	2
Freedom
Series 2021-SAVF1, 4.40%, 3/25/2023	1,200	1,200
GMACM Mortgage Loan Trust
Series 2005-AR3, Class 3A4, 3.09%, 6/19/2035 (i)	57	55
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	251	251
Series 2003-24, PO, 3/16/2033	1	1
Series 2004-28, Class S, IF, 19.43%, 4/16/2034 (i)	11	16
Series 2006-38, Class OH, 6.50%, 8/20/2036	500	577
Series 2007-45, Class QA, IF, IO, 6.55%, 7/20/2037 (i)	46	6
Series 2009-79, Class OK, PO, 11/16/2037	25	24
Series 2007-76, Class SA, IF, IO, 6.44%, 11/20/2037 (i)	36	4
Series 2008-2, Class MS, IF, IO, 7.08%, 1/16/2038 (i)	33	6
Series 2015-137, Class WA, 5.53%, 1/20/2038 (i)	196	229
Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (i)	117	18
Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (i)	21	3
Series 2009-6, Class SA, IF, IO, 6.02%, 2/16/2039 (i)	13	1
Series 2009-6, Class SH, IF, IO, 5.95%, 2/20/2039 (i)	42	5
Series 2009-31, Class TS, IF, IO, 6.21%, 3/20/2039 (i)	39	3
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	34	6
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	25	5
Series 2009-22, Class SA, IF, IO, 6.18%, 4/20/2039 (i)	59	9
Series 2009-64, Class SN, IF, IO, 6.02%, 7/16/2039 (i)	46	6
Series 2009-104, Class KB, 5.50%, 11/16/2039	236	287
Series 2010-130, Class CP, 7.00%, 10/16/2040	37	43
Series 2011-75, Class SM, IF, IO, 6.51%, 5/20/2041 (i)	70	9
Series 2013-69, Class MA, 1.50%, 8/20/2042	257	260
Series 2016-135, Class Z, 3.00%, 10/20/2046	232	242
Series 2020-30, Class PT, 4.77%, 3/20/2048 (i)	890	1,002
Series 2011-H19, Class FA, 0.56%, 8/20/2061 (i)	352	353
Series 2012-H23, Class SA, 0.62%, 10/20/2062 (i)	470	473
Series 2013-H08, Class FC, 0.54%, 2/20/2063 (i)	370	371
Series 2013-H09, Class HA, 1.65%, 4/20/2063	12	12
Series 2014-H17, Class FC, 0.59%, 7/20/2064 (i)	214	214
Series 2015-H16, Class FG, 0.53%, 7/20/2065 (i)	487	489
Series 2015-H30, Class FE, 0.69%, 11/20/2065 (i)	642	648
Series 2016-H11, Class FD, 0.68%, 5/20/2066 (i)	160	160
Series 2016-H26, Class FC, 1.09%, 12/20/2066 (i)	121	123
Series 2017-H14, Class FV, 0.59%, 6/20/2067 (i)	313	315
Goodgreen Trust
Series 2017-R1, 5.00%, 10/20/2051 ‡	281	277
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	24	24
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	58	64
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28	29

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (d)	11		11
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (d)	390		393
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 0.79%, 5/25/2036 (i)	6		6
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.36%, 11/25/2033 (i)	13		14
LHOME Mortgage Trust
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	730		733
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (i)	510		509
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (i)	9		9
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2		2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(j)	—	(j)
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	21		22
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	38		39
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	65		68
Series 2004-7, Class 30, PO, 8/25/2034 ‡	6		5
MASTR Asset Securitization Trust
Series 2003-12, Class 15, PO, 12/25/2018 ‡	—	(j)	—	(j)
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	59		61
MASTR Resecuritization Trust
Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	8		7
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	21		21
PHH Alternative Mortgage Trust
Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	95		21
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (d)	845		850
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (i)	—	(j)	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	1		—	(j)
RFMSI Trust
Series 2005-SA4, Class 1A1, 2.53%, 9/25/2035 (i)	12		10
RMIP
5.60%, 8/25/2021 ‡	317		311
SACO I, Inc.
Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	1		1
SART
4.75%, 7/15/2024	246		246
4.76%, 6/15/2025	309		309
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	552		587
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	294		333
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1, 3.72%, 9/25/2022 (d)	495		498
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	1,479		1,507
TVC Mortgage Trust
Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (a)	980		986
Two Harbors
Series 2021-FNT1, Class A, 3.65%, 3/25/2020	1,200		1,205
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.07%, 2/15/2024 (i)	7		7
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	94		100
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	32		35
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	16		18
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	68		76
Series 1998-1, Class 2E, 7.00%, 3/15/2028	19		21
vMobo, Inc.
7.50%, 5/31/2024	560		560
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.66%, 8/25/2033 (i)	4		4
Series 2003-AR9, Class 1A6, 2.51%, 9/25/2033 (i)	18		17
Series 2004-AR3, Class A2, 2.58%, 6/25/2034 (i)	6		6
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.92%, 4/25/2035 ‡ (i)	137		19
Series 2005-2, Class 1A4, IF, IO, 4.97%, 4/25/2035 ‡ (i)	376		48
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	117		20
Series 2005-4, Class CB7, 5.50%, 6/25/2035	93		94
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	23		23

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	500	501

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,062)		37,184

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	300	316
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100	1,154
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (i)	125	128
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	750	777
Series 2020-CBM, Class C, 3.40%, 2/10/2037 ‡ (a)	500	509
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200	215
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156	170
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	885	949
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	100	95
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (a) (i)	1,545	1,549
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	41	42
Series KJ11, Class A2, 2.93%, 1/25/2023	117	120
Series K038, Class A2, 3.39%, 3/25/2024	229	243
Series KJ14, Class A2, 2.81%, 9/25/2024	591	622
Series KPLB, Class A, 2.77%, 5/25/2025	250	266
Series K065, Class A2, 3.24%, 4/25/2027	215	237
Series K065, Class AM, 3.33%, 5/25/2027	115	127
Series K066, Class A2, 3.12%, 6/25/2027	267	293
Series K070, Class A2, 3.30%, 11/25/2027 (i)	208	231
Series K072, Class AM, 3.50%, 12/25/2027 (i)	1,000	1,120
Series K079, Class AM, 3.93%, 6/25/2028	588	677
Series K081, Class A2, 3.90%, 8/25/2028 (i)	395	456
Series KL06, Class XFX, IO, 1.36%, 12/25/2029	4,215	372
Series Q013, Class APT2, 1.29%, 5/25/2050 (i)	1,048	1,043
FNMA ACES
Series 2015-M17, Class FA, 1.01%, 11/25/2022 (i)	47	47
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	175	178
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	516	545
Series 2015-M3, Class A2, 2.72%, 10/25/2024	898	939
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (i)	803	864
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	384	418
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	335	364
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (i)	350	381
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (i)	460	512
Series 2017-M5, Class A2, 3.23%, 4/25/2029 (i)	288	318
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (i)	185	205
Series 2020-M50, Class A1, 0.67%, 10/25/2030	896	877
Series 2020-M50, Class A2, 1.20%, 10/25/2030	330	325
Series 2020-M50, Class X1, IO, 2.02%, 10/25/2030 (i)	5,501	588
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	547	539
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (i)	2,822	377
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (i)	168	180
Series 2015-K44, Class B, 3.80%, 1/25/2048 (a) (i)	640	685
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (i)	500	534
Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (i)	110	115
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (i)	180	194
Series 2018-K730, Class B, 3.92%, 2/25/2050 (a) (i)	551	590
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (i)	750	802

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.24%, 12/15/2043 ‡ (a) (i)	27	—	(j)
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	740	767
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	987	991
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	975	1,004
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	930	961
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	117
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	106

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $25,223)		26,234

FOREIGN GOVERNMENT SECURITIES — 0.3%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (a)	200	195
Republic of Colombia (Colombia)
7.38%, 9/18/2037	100	123
United Mexican States (Mexico)
4.13%, 1/21/2026	200	224
3.75%, 1/11/2028	280	305
2.66%, 5/24/2031	283	273
4.75%, 3/8/2044	50	53
4.35%, 1/15/2047	58	58
4.50%, 1/31/2050	315	322
3.77%, 5/24/2061	211	187

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,753)		1,740

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, STRIPS
18.57%, 3/23/2028 (h)	630	579
Tennessee Valley Authority
5.88%, 4/1/2036	140	205
4.63%, 9/15/2060	93	135
4.25%, 9/15/2065	101	141

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $804)		1,060

MUNICIPAL BONDS — 0.1% (k)
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose
Series 2010-D, Rev., 5.60%, 3/15/2040	30	40
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	130	182

Total New York		222

Ohio — 0.0% (b)
Ohio State University (The), General Receipts
Series 2011-A, Rev., 4.80%, 6/1/2111	98	140

TOTAL MUNICIPAL BONDS (Cost $256)		362

	Shares (000)
SHORT-TERM INVESTMENTS — 6.7%
INVESTMENT COMPANIES — 6.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (l) (m) (Cost $34,506)	34,500	34,517

Total Investments — 104.2% (Cost $521,900)		536,918
Liabilities in Excess of Other Assets — (4.2)%		(21,846)

Net Assets — 100.0%		515,072

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2021.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.

(e)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of September 30, 2021.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.

(j)	Amount rounds to less than one thousand.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$40,607	$15,374	$55,981
Collateralized Mortgage Obligations	—	35,155	2,029	37,184
Commercial Mortgage-Backed Securities	—	24,639	1,595	26,234
Corporate Bonds	—	164,808	—	164,808
Foreign Government Securities	—	1,740	—	1,740
Mortgage-Backed Securities	—	96,895	—	96,895
Municipal Bonds	—	362	—	362
U.S. Government Agency Securities	—	1,060	—	1,060
U.S. Treasury Obligations	—	118,137	—	118,137
Short-Term Investments
Investment Companies	34,517	—	—	34,517

Total Investments in Securities	$34,517	$483,403	$18,998	$536,918

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$19,255	$—	$36	$(1)	$751		$(4,595)	$—	$(72)	$15,374
Collateralized Mortgage Obligations	3,868	—	(42)	(46)	79		(1,127)	—	(703)	2,029
Commercial Mortgage-Backed Securities	1,859	—	35	1	—	(a)	(300)	—	—	1,595

Total	$24,982	$—	$29	$(46)	$830		$(6,022)	$—	$(775)	$18,998

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $11.

There were no significant transfers into or out of level 3 for the period ended September 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$14,855	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 26.00% (6.48%)
			Constant Default Rate	0.00% - 4.14% (0.01%)
			Yield (Discount Rate of Cash Flows)	0.94% - 3.25% (2.34%)

Asset-Backed Securities	14,855

	532	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (67.93%)
			Constant Default Rate	0.00% - 3.90% (0.70%)
			Yield (Discount Rate of Cash Flows)	1.04% - 19.28% (7.12%)

Collateralized Mortgage Obligations	532

	1,595	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	2.56% - 5.76% (2.84%)

Commercial Mortgage-Backed Securities	1,595

Total	$16,982

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30, 2021, the value of these investments was $2,016. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended September 30, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$71,874	$121,835	$159,192	$(4)	$4	$34,517	34,500	$26	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.